UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments
(Unaudited)

As of December 31, 2019
						Value (Note 1)

					Maturity
UNITED STATES TREASURY BILLS - 50.61%			Principal	Yield	Date
		United States Treasury Bill	$250,000	0.00%	1/30/2020	$249,512
	†	United States Treasury Bill	250,000	0.00%	5/7/2020	248,630
	†	United States Treasury Bill	250,000	0.00%	6/18/2020	248,152
	†	United States Treasury Bill	9,500,000	0.00%	8/13/2020	9,407,061

		Total United States Treasury Bills (Cost $10,143,234)				10,153,355

SHORT-TERM INVESTMENT - 51.76%
	§	Fidelity Investments Money Market Government		Shares
		Portfolio - Institutional Class, 1.49%		10,383,160		10,383,160

		Total Short-Term Investment (Cost $10,383,160)				10,383,160

Total Value of Investments (Cost $20,526,394) (a) - 102.37%						$20,536,515

Liabilities in Excess of Other Assets - (2.37)%						(475,350)

	Net Assets - 100%					$20,061,165
	†	All or a portion of security is pledged as collateral for margin borrowings.
	§	Represents 7 day effective yield.

		Summary of Investments
			% of Net
			Assets	Value
		United States Treasury Bills	50.61%	$10,153,355
		Short-Term Investment	51.76%	10,383,160
		Liabilities in Excess of Other Assets	-2.37%	(475,350)
		Total Net Assets	100.00%	$20,061,165

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation					$10,188
	Aggregate gross unrealized depreciation					(67)

		Net unrealized appreciation				$10,121

						(Continued)

Sirius S&P Strategic Large-Cap Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
United States Treasury Bills	$10,153,355	$-	$10,153,355	$-
Short-Term Investment	10,383,160	10,383,160	-	-
Total Assets	$20,536,515	$10,383,160	$10,153,355	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	February 28, 2020